Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss past due	¥ 3,742	¥ 3,325
Fair loss recognized in the current period by overdue financial assets at fair value through profit or loss	¥ 100	¥ 1,172